Financial Highlights	12 Months Ended
Dec. 31, 2017
Financial Highlights [Abstract]
Financial Highlights
Financial Highlights
Prudential sells a number of variable annuity and variable life insurance products. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
The following table was developed by determining which products offered by Prudential have the lowest and highest total expense ratio and reflects contract owner units only. The table may not reflect the minimum and maximum contract charges offered by Prudential as contract owners may not have selected all available and applicable products as disclosed in Note 1.

	Units (000’s)	Unit Value Lowest- Highest			Net Assets (000’s)	Investment Income Ratio(1)	Expense Ratio(2) Lowest-Highest			Total Return(3) Lowest-Highest
December 31, 2017	20,711	$3.07270	—	$3.61008	$71,067	3.10%	0.60%	—	1.20%	3.66%	—	4.28%
December 31, 2016	21,671	$2.96418	—	$3.46206	$71,456	3.51%	0.60%	—	1.20%	3.85%	—	4.47%
December 31, 2015	22,072	$2.85437	—	$3.31402	$69,745	3.16%	0.60%	—	1.20%	7.83%	—	8.48%
December 31, 2014	22,313	$2.64710	—	$3.05509	$65,090	3.68%	0.60%	—	1.20%	5.88%	—	6.50%
December 31, 2013	22,850	$2.50018	—	$2.86852	$62,659	5.04%	0.60%	—	1.20%	8.25%	—	8.90%

(1)
This amount represents the contract owners' proportionate share of net investment income from the underlying Partnership divided by the contract owners' average net assets of the Real Property Account. This ratio excludes those expenses, such as mortality and expense risk and administrative expenses that result in direct reductions in the unit values.

(2)
These amounts represent the annualized contract expenses of the Real Property Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Partnership are excluded.

(3)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying Partnership, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Note 7: Financial Highlights (continued)
Prudential also maintains a position in the Real Property Account to provide for property acquisitions and capital expenditure funding needs. The table below reflects information for assets held by Prudential. Charges for mortality and expense risk and administrative expenses are used by Prudential to purchase additional investments in its account resulting in no impact to its net assets.

Net Assets (000’s)
December 31, 2017	$20,179
December 31, 2016	$17,222
December 31, 2015	$14,635
December 31, 2014	$14,003
December 31, 2013	$14,646

Charges and Expenses
A.    Mortality and Expense Risk Charges
Mortality and expense risk charges are determined daily using an effective annual rate of 1.2%, 0.9%, 0.6% and 1.2% for PDISCO+, PVAL, PVAL $100,000 + Face Value and VIP, respectively (for PDISCO+, the 1.2% includes a 0.20% administrative charge). CVAL used the same fees and charges as the PVAL $100,000 + Face Value. Mortality risk is the risk that life insurance contract owners may not live as long as estimated or annuitants may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges by Prudential. The mortality risk and expense risk charges are assessed through reduction in unit values.
B.    Cost of Insurance and Other Related Charges
Contract owner contributions are subject to certain deductions prior to being invested in the Real Property Account. The deductions for PVAL and PVAL $100,000 + Face Value are (1) taxes attributable to premiums; and (2) transaction costs which are deducted from each premium payment to cover premium collection and processing costs. Contracts are subject to charges on each basic premium for assuming a guaranteed minimum death benefit risk. This charge compensates Prudential for the risk that an insured may die at a time when the death benefit exceeds the benefit that would have been payable in the absence of a minimum guarantee. These charges are assessed through the redemption of units.
C.    Deferred Sales Charge
A deferred sales charge is imposed upon the withdrawals of certain purchase payments to compensate Prudential for sales and other marketing expenses for PDISCO+ and VIP. The amount of any deferred sales charge will depend on the amount withdrawn and the number of contract years that have elapsed since the contract owner or annuitant made the purchase payments deemed to be withdrawn. As the amount of time that has elapsed since a given purchase payment made increases, the deferred sales charge applicable to that purchase payment generally decreases. No deferred sales charge is made against the withdrawal of investment income. No sales charge is imposed upon death benefit payments or upon transfers made between subaccounts. This deferred sales charge is assessed through the redemption of units.
D.    Partial Withdrawal Charge
A charge is imposed by Prudential on partial withdrawals of the cash surrender value for PVAL and PVAL $100,000 + Face Value. A charge equal to the lesser of $15 or 2% will be made in connection with each partial withdrawal of the cash surrender value of a contract. This charge is assessed through the redemption of units.
E.    Annual Maintenance Charge
An annual maintenance charge, applicable to PDISCO+ and VIP, of $30 will be deducted if and only if the contract account value is less than $10,000 on a contract anniversary or at the time a full withdrawal is effected, including a withdrawal to effect an annuity. The charge is made by reducing accumulation units credited to a contract owner’s account.